Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories

Inventories
($ millions)	December 31, 2020	December 31, 2019
Crude oil, natural gas and NGL	409	627
Refined petroleum products	411	553
Trading inventories measured at fair value less costs to sell	121	155
Materials, supplies and other	174	151
End of year	1,115	1,486